Document and Entity Information	Feb. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2024
Entity Registrant Name	NICHOLAS FINANCIAL, INC.
Entity Central Index Key	0001000045
Securities Act File Number	0-26680
Entity Tax Identification Number	59-2506879
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	26133 US HWY 19 North
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33763
City Area Code	727
Local Phone Number	726-0763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NICK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false